Variable Interest Entities (Details) (Consolidated variable interest entities where Terra LLC is primary beneficiary, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 entity	Dec. 31, 2013 entity
Consolidated variable interest entities where Terra LLC is primary beneficiary
Variable Interest Entity [Line Items]
Number of Variable Interest Entities of Which Company is the Primary Beneficiary of	9	1
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Current assets	$ 69,955	$ 2,139
Noncurrent assets	1,756,276	27,076
Total assets	1,826,231	29,215
Current liabilities	64,324	6,129
Noncurrent liabilities	707,989	10,310
Total liabilities	$ 772,313	$ 16,439